Net Income /(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
NET INCOME /(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share

	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to Sohu.com Limited, basic	$(224,021)	$(554,526)	$(160,082)
Effect of dilutive securities:
Incremental dilution from Sogou	0	(1,233)	(496)
Incremental dilution from Changyou	(1,639)	(31)	(382)

Net loss attributable to Sohu.com Limited, diluted	$(225,660)	$(555,790)	$(160,960)

Denominator:
Weighted average basic ordinary shares outstanding	38,706	38,858	38,959
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$38,706	$38,858	$38,959

Basic net loss per share attributable to Sohu.com Limited	$(5.79)	$(14.27)	$(4.11)

Diluted net loss per share attributable to Sohu.com Limited	$(5.83)	$(14.30)	$(4.13)